Debt - Maturities of Borrowings (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total reported debt	$ 3,827,424	$ 4,798,925	$ 4,688,378
Revolving Credit Facility, Seller Note and Other Financing Notes
Debt Instrument [Line Items]
2021		252,420
2022		1,809
2023		486,146
2024		0
2025		0
Thereafter		0
Total reported debt		$ 740,375